Income Taxes - Summary of Deferred Tax Related to Items Recognized in OCI (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Remeasurement of defined benefit plans	$ 4,151,600	$ 9,217,320	$ 408,735
Equity investments at fair value	(665,814)	(378,606)	1,613,667
Other	(35,670)		(8,922)
Revaluation assets	(29,922,597)
Deferred tax benefit recognized in OCI	$ (26,472,481)	$ 8,838,714	$ 2,013,480